Commitments and Contingencies Liabilities (Details) € in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
	Dec. 11, 2023 USD ($)	Oct. 17, 2023 USD ($)	Feb. 16, 2023 USD ($)	Jan. 31, 2023 USD ($)	Apr. 04, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Liabilities [Line Items]
Right for payment of royalties					$ 213
Other accounts payable									$ 2,140				$ 1,032
Purchase			$ 140
Recognized revenues									142
Deferred cost of revenue									85
Deferred expenses									$ 39
IPO [Member]
Commitments and Contingencies Liabilities [Line Items]
Payment of total proceeds from consideration, percentage					1.50%
Option to purchase ordinary shares (in Shares) | shares									24,431	24,431
Knorr Bremse [Member]
Commitments and Contingencies Liabilities [Line Items]
Purchase									$ 471	€ 397
Recognized revenues											$ 471
Main Line system [Member]
Commitments and Contingencies Liabilities [Line Items]
Purchase	$ 492	$ 492
Recognized revenues						$ 202	€ 192
U.S. Customer [Member]
Commitments and Contingencies Liabilities [Line Items]
Recognized revenues								$ 219
Deferred expenses									39
LATAM Mining Company [Member]
Commitments and Contingencies Liabilities [Line Items]
Deferred revenues									492
Deferred cost of revenue									87
Railways Commercial Agreement [Member]
Commitments and Contingencies Liabilities [Line Items]
Services amount				$ 1,400
Other accounts payable									500
KBCH [Member]
Commitments and Contingencies Liabilities [Line Items]
Purchase									$ 292	€ 244	125	€ 110
Recognized revenues											$ 417